Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0000067088
Registrant Name	Mitsubishi UFJ Financial Group, Inc.
Registration File Number	333-297942
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES